Commitments and Contitngencies - Long-Term Time Charters-Additional Information (Details) - Long-term time charters (including charter agreements vessels under construction) [Member]	6 Months Ended
Jun. 30, 2015
Time charter arrangements remaining terms period	up to 105 months
Revenue days per annum	365 Days
Redelivery dates	earliest possible redelivery dates